Earnings/(losses) per share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic earnings/(loss) per share
Profit/(loss) for the year available to owners of the Group	$ 15,506	$ (21,486)	$ 10,829
Less: Dividends on Preference Shares	(10,064)	(10,063)	(7,379)
Profit/(loss) for the year available to owners of the Group	$ 5,442	$ (31,549)	$ 3,450
Weighted average number of shares outstanding, basic	80,622,788	80,534,702	80,496,314
Basic earnings/(loss) per share	$ 0.07	$ (0.39)	$ 0.04
Diluted earnings/(loss) per share
Profit/(loss) for the year available to owners of the Group used in the calculation of diluted EPS	$ 5,442	$ (31,549)	$ 3,450
Weighted average number of shares outstanding, basic	80,622,788	80,534,702	80,496,314
Dilutive potential ordinary shares	643,342		114,106
Weighted average number of shares used in the calculation of diluted EPS	81,266,130	80,534,702	80,610,420
Diluted earnings/(loss) per share	$ 0.07	$ (0.39)	$ 0.04
SARs
Earnings/(losses) per share ("EPS")
Anti-dilutive Potential Ordinary shares	998,502	1,713,702	576,014
RSUs
Earnings/(losses) per share ("EPS")
Anti-dilutive Potential Ordinary shares	0	368,437	83,751